Long-Term Debt (Interest Rates And Due Dates) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Balance		$ 1,900,200,000		$ 1,900,200,000	$ 2,117,600,000
Finance leases (primarily vehicles)		3,600,000		3,600,000	4,200,000
Unamortized discounts and deferred loan cost		(12,700,000)		(12,700,000)	(14,900,000)
Less: current maturities		50,900,000		50,900,000	51,100,000
Total long-term debt		$ 1,849,300,000		$ 1,849,300,000	$ 2,066,500,000
Term notes
Debt Instrument [Line Items]
Redemption price, percent				100.00%
Long-term debt, term		90 days		90 days
Redemption price, if change of control repurchase event occurs, percent				101.00%
Limitation on secured debt, percent				15.00%
Industrial development bonds, principally variable interest rates
Debt Instrument [Line Items]
Year-end Interest Rate		0.30%		0.30%	1.60%
Balance		$ 3,800,000		$ 3,800,000	$ 3,800,000
Commercial paper
Debt Instrument [Line Items]
Year-end Interest Rate		0.00%		0.00%	2.00%
Balance		$ 0		$ 0	$ 61,500,000
Other, partially secured
Debt Instrument [Line Items]
Balance		$ 500,000		$ 500,000	$ 500,000
Net commercial paper
Debt Instrument [Line Items]
Weighted average interest rate		2.00%		2.00%	2.60%
Senior Notes, Due 2022 | Term notes
Debt Instrument [Line Items]
Year-end Interest Rate		3.40%		3.40%	3.40%
Balance		$ 300,000,000.0		$ 300,000,000.0	$ 300,000,000.0
Senior Notes, Due 2024 | Term notes
Debt Instrument [Line Items]
Year-end Interest Rate		3.80%		3.80%	3.80%
Balance		$ 300,000,000.0		$ 300,000,000.0	$ 300,000,000.0
Senior Notes, Due 2027 | Term notes
Debt Instrument [Line Items]
Year-end Interest Rate		3.50%		3.50%	3.50%
Balance		$ 500,000,000.0		$ 500,000,000.0	$ 500,000,000.0
Senior Notes, Due 2029 | Term notes
Debt Instrument [Line Items]
Year-end Interest Rate		4.40%		4.40%	4.40%
Balance		$ 500,000,000.0		$ 500,000,000.0	$ 500,000,000.0
Term Loan, Due 2024 | Term Loan
Debt Instrument [Line Items]
Year-end Interest Rate		3.00%		3.00%	2.90%
Balance		$ 305,000,000.0		$ 305,000,000.0	$ 462,500,000
Debt instrument amount issued	$ 500,000,000.0
Quarterly principal payment	$ 12,500,000
Maturities (term)	5 years
Repayments of debt				$ 195,000,000.0
Payment		$ 47,500,000	$ 60,000,000.0